COMMITMENTS AND CONTINGENCIES (Non-cancelable operating leases with initial or remaining lease term) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Operating Leased Assets [Line Items]
2013	$ 325
2014	390
2015	340
2016	$ 259